12 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of changes in property, plant and equipment
(a)	Reconciliation of carrying amount

		Land	Buildings and Improvements	Machinery, Equipment and Facilities	Projects and Stoppage in Progress (i)	Other	Total

Cost		602,299	6,676,549	43,024,738	5,102,393	1,784,807	57,190,786
Accumulated depreciation and amortization		-	(2,026,559)	(22,238,530)	-	(1,165,807)	(25,430,896)
Balance as of December 31, 2018		602,299	4,649,990	20,786,208	5,102,393	619,000	31,759,890

Acquisitions	0	-	1,280	61,213	2,658,070	3,701	2,724,264
Capitalized financial charges	0	-	-	-	198,201	-	198,201
Foreign currency translation adjustment	0	11,508	289,118	675,400	105,701	3,536	1,085,263
Cost		11,508	366,939	860,672	105,701	10,109	1,354,929
Depreciation		-	(77,821)	(185,272)	-	(6,573)	(269,666)
Transfers by concluded projects		-	21,382	884,606	(993,024)	87,036	-
Transfers to inventory		-	-	-	(47,696)	(2,866)	(50,562)
Transfers to intangible		-	-	-	(6,433)	-	(6,433)
Disposals		-	(634)	(223,514)	(7,739)	(3,659)	(235,546)
Cost		-	(1,178)	(392,033)	(7,739)	(31,264)	(432,214)
Depreciation		-	544	168,519	-	27,605	196,668
Depreciation and amortization	0	-	(388,869)	(2,534,637)	-	(138,395)	(3,061,901)
Transfers to right of use of assets		-	-	-	-	(97,995)	(97,995)
Cost	0	-	-	-	-	(125,497)	(125,497)
Depreciation	0	-	-	-	-	27,502	27,502
Net book value	0	613,807	4,939,108	21,461,608	5,208,094	622,536	32,845,153
Cost	0	613,807	7,064,972	44,439,196	7,009,473	1,726,026	60,853,474
Accumulated depreciation	0	-	(2,492,705)	(24,789,920)	-	(1,255,668)	(28,538,293)
Balance as of December 31, 2019	0	613,807	4,572,267	19,649,276	7,009,473	470,358	32,315,181

Acquisitions		-	590	60,130	2,609,565	4,030	2,674,315
Capitalized financial charges		-	-	-	252,427	-	252,427
Foreign currency translation adjustment		69,244	818,725	1,984,408	1,136,671	27,937	4,036,985
Cost		69,244	1,132,817	2,982,072	1,136,671	74,856	5,395,660
Depreciation		-	(314,092)	(997,664)	-	(46,919)	(1,358,675)
Transfers by concluded projects		-	105,702	6,248,845	(6,542,755)	188,208	-
Transfers to inventory		-	-	-	(53,903)	76,709	22,806
Transfers to intangible		-	-	-	(22,373)	(18,619)	(40,992)
Cost		-	-	-	(22,373)	(18,587)	(40,960)
Depreciation		-	-	-	-	(32)	(32)
Disposals		(20)	(2,358)	(22,652)	-	(1,945)	(26,975)
Cost		(20)	(22,657)	(328,411)	-	(12,576)	(363,664)
Depreciation		-	20,299	305,759	-	10,631	336,689
Depreciation		-	(372,687)	(2,787,042)	-	(144,869)	(3,304,598)
Net book value		683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149
Cost		683,031	8,281,424	53,401,832	4,389,105	2,038,666	68,794,058
Accumulated depreciation		-	(3,159,185)	(28,268,867)	-	(1,436,857)	(32,864,909)
Balance as of December 31, 2020		683,031	5,122,239	25,132,965	4,389,105	601,809	35,929,149

(i)	On December 31, 2020, the amounts recorded under this item corresponded to overhaul costs with scheduled shutdowns in Brazil and at overseas plants that are either in the preparation phase or ongoing in the amount of R$924,747 (R$1,400,667 in 2019), capitalized financial charges in the amount of R$233,963 (R$419,244 in 2019), inventories of spare parts in the amount of R$405,497 (R$430,418 in 2019), strategic projects ongoing in Brazil in the amount of R$256,873 (R$98,879 in 2019) and in Braskem America in the amount of R$313,080 (R$2,611,034 in 2019). The remainder corresponds mainly to various projects for maintaining the production capacity of plants.

Schedule of property, plant and equipment by country
(b)	Property, plant and equipment by country

	2020	2019

Brazil	15,105,253	15,682,081
Mexico	13,632,787	11,826,309
United States of America	6,823,655	4,545,974
Germany	363,975	258,291
Other	3,479	2,526
	35,929,149	32,315,181